Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

6. Stock-Based Compensation

The Company issues common stock and stock options as incentive compensation to directors and as compensation for the services of employees, contractors and consultants of the Company.

On June 20, 2007, the Board of Directors of the Company approved the 2007 Stock Compensation Plan (the “2007 Plan”), which provided for the granting of awards, consisting of stock options, stock appreciation rights, performance shares, and restricted shares of common stock, to employees and consultants, for up to 2,500,000 shares of the Company’s common stock, under terms and conditions as determined by the Company’s Board of Directors. The 2007 Plan terminated on June 19, 2017. As of September 30, 2020, unexpired stock options for 1,250,000 shares were issued and outstanding under the 2007 Plan.

On July 14, 2020, the Board of Directors of the Company adopted the 2020 Stock Incentive Plan (the “2020 Plan”), which provides for the granting of equity-based awards, consisting of stock options, restricted stock, restricted stock units, stock appreciation rights, and other stock-based awards to employees, officers, directors and consultants of the Company and its affiliates for up to 14,000,000 shares of the Company’s common stock, under terms and conditions as determined by the Company’s Board of Directors.

The fair value of each stock option awarded is calculated on the grant date using the Black-Scholes option-pricing model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect as of the grant date. The expected dividend yield assumption is based on the Company’s expectation of dividend payouts and is assumed to be zero. The expected volatility is based on the historical volatility of the Company’s common stock, calculated utilizing a look-back period approximately equal to the estimated life of the stock option being granted. Unless sufficient historical exercise data is available, the expected life of the stock option is calculated as the mid-point between the vesting period and the contractual term (the “simplified method”). The fair market value of the common stock is determined by reference to the quoted market price of the common stock on the grant date.

For stock options requiring an assessment of value during the nine months ended September 30, 2020, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.23% to 0.31%
Expected dividend yield	0%
Expected volatility	207.67%
Expected life	4 to 5 years

For stock options requiring an assessment of value during the nine months ended September 30, 2019, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	1.47% to 1.85%
Expected dividend yield	0%
Expected volatility	133.01% to 171.87%
Expected life	4 years

Effective August 4, 2018, in conjunction with their appointments as directors of the Company, the Company granted stock options to each of Dr. Winson Sze Chun Ho and Dr. Yun Yen to purchase an aggregate of 200,000 shares of the Company’s common stock, exercisable for a period of five years from the vesting date at $0.28 per share, which was the approximate fair market value of the Company’s common stock on such date, with one-half of such stock options (100,000 shares for each director) vesting on August 4, 2018 and the remaining one-half of such stock options (100,000 shares for each director) vesting on August 4, 2019. The aggregate fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $104,920 ($0.2623 per share), of which $101,475 was attributable to the stock options fully-vested on August 4, 2018 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options was charged to operations ratably from August 4, 2018 through August 4, 2019. During the three months and nine months ended September 30, 2019, the Company recorded a charge to operations of $5,030 and $31,046, respectively, with respect to these stock options.

Effective May 22, 2019, in recognition with their service as directors of the Company over the past year, the Company granted to each of Dr. Winson Sze Chun Ho, Dr. Yun Yen, Dr. Stephen Forman, and Dr. Philip Palmedo, fully-vested stock options to purchase an aggregate of 200,000 shares (50,000 shares for each director) of the Company’s common stock, exercisable for a period of five years from the vesting date at $1.10 per share, which was the approximate fair market value of the Company’s common stock on such date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $189,060 ($0.9453 per share), which was charged to operations on the grant date.

Effective May 22, 2019, in recognition of his continuing service as consultant to the Company, the Company granted to Eric Forman fully-vested stock options to purchase 100,000 shares of the Company’s common stock, exercisable for a period of five years from the vesting date at $1.10 per share, which was the approximate fair market value of the Company’s common stock on such date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $94,525 ($0.9453 per share), which was charged to operations on the grant date.

Effective July 23, 2019, the Company granted Francis Johnson, a consultant to the Company, fully vested stock options to purchase 500,000 shares of the Company’s common stock in recognition of Mr. Johnson’s continuing contributions to the development of the Company’s proprietary compounds. The stock options are exercisable for a period of five years from the date of grant at $1.00 per share, which was the fair market value of the Company’s common stock on the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $434,024 ($0.8680 per share), which was attributable to the stock options fully vested on July 23, 2019 and was therefore charged to operations on that date.

Effective September 14, 2015, in connection with the Collaboration Agreement with BioPharmaWorks as described at Note 7, the Company issued to BioPharmaWorks two stock options, in the form of warrants, to purchase 1,000,000 shares (500,000 shares per warrant) of the Company’s common stock. The first warrant vested on September 14, 2016 and was exercisable for a period of five years from the date of grant at $1.00 per share. The second warrant vested on September 14, 2017 and was exercisable for a period of five years from the date of grant at $2.00 per share. On July 3, 2020, the Company’s Board of Directors approved an extension of the term of the outstanding warrants to acquire an aggregate of 1,000,000 shares of the Company’s common stock from September 14, 2020 to September 14, 2025. The Company’s closing stock price on July 2, 2020 was $0.90 per share. The fair value of the extension of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was measured for accounting purposes as the difference in the fair value of the stock options immediately before and immediately after the extension date, and was determined to be $670,715 ($0.6707 per share), which was reflected as a charge to general and administrative costs in the consolidated statement of operations on that date.

On July 15, 2020, as amended on August 12, 2020, in connection with the employment agreement entered into with Eric Forman, Mr. Forman was granted options for 350,000 shares of the Company’s common stock. The options can be exercised on a cashless basis. The options have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock on the grant date. The options vested as to 25% on August 12, 2020, and will vest 25% on each of the first, second and third anniversaries of the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $400,855 ($1.1453 per share), of which $100,214 was attributable to the stock options fully-vested on August 12, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 12, 2020 through August 12, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $113,667 with respect to these stock options.

On August 1, 2020, in connection with an employment agreement entered into with Dr. James Miser, M.D., Dr. Miser was granted options for 500,000 shares of the Company’s common stock. The options can be exercised on a cashless basis. The options have a term of five years and an exercise price of $1.19 per share, which was equal to the closing price of the Company’s common stock on the effective date of the employment agreement. The options vested as to 25% on the effective date, and will vest 25% on each of the first, second and third anniversaries of the effective date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $572,650 ($1.1453 per share), of which $143,163 was attributable to the stock options fully-vested on August 1, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 1, 2020 through August 1, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $166,697 with respect to these stock options.

On August 12, 2020, in connection with the employment agreement entered into with Robert N. Weingarten, Mr. Weingarten was granted options for 350,000 shares of the Company’s common stock. The options can be exercised on a cashless basis. The options have a term of 5 years and an exercise price of $1.19 per share, which was equal to the closing price of our common stock on the grant date. The options vested as to 25% on August 12, 2020, and will vest 25% on each of the first, second and third anniversaries of the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $400,855 ($1.1453 per share), of which $100,214 was attributable to the stock options fully-vested on August 12, 2020 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options will be charged to operations ratably from August 12, 2020 through August 12, 2023. During the three months and nine months ended September 30, 2020, the Company recorded a charge to operations of $113,667, with respect to these stock options.

A summary of stock-based compensation costs for the three months and nine months ended September 30, 2020 and 2019 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Related parties	$394,031	$5,030	$394,031	$314,631
Non-related parties	670,715	434,024	670,715	434,024
Total stock-based compensation costs	$1,064,746	$439,054	$1,064,746	$748,655

A summary of stock option activity, including options issued in the form of warrants, during the nine months ended September 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Stock options outstanding at December 31, 2019	7,850,000	$0.608
Granted	1,200,000	1.190
Exercised	—	—
Expired	—	—
Stock options outstanding at September 30, 2020	9,050,000	$0.685	3.27

Stock options exercisable at September 30, 2020	8,150,000	$0.629	3.10

Total deferred compensation expense for the outstanding value of unvested stock options was approximately $980,000 at September 30, 2020, which will be recognized subsequent to September 30, 2020 over a weighted-average period of approximately thirty-four months.

The exercise prices of common stock options outstanding and exercisable, including options issued in the form of warrants, at September 30, 2020 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$0.120	450,000	450,000
$0.150	300,000	300,000
$0.160	200,000	200,000
$0.200	500,000	500,000
$0.280	400,000	400,000
$0.500	4,200,000	4,200,000
$1.000	1,000,000	1,000,000
$1.100	300,000	300,000
$1.190	1,200,000	300,000
$2.000	500,000	500,000
	9,050,000	8,150,000

The intrinsic value of exercisable but unexercised in-the-money stock options at September 30, 2020 was approximately $5,496,500, based on a fair market value of $1.17 per share on September 30, 2020.

Outstanding options to acquire 900,000 shares of the Company’s common stock had not vested at September 30, 2020.

 The Company expects to satisfy such stock obligations through the issuance of authorized but unissued shares of common stock.

5. Stock-Based Compensation

The Company issues common stock and stock options as incentive compensation to directors and as compensation for the services of independent contractors and consultants of the Company.

On June 20, 2007, the Board of Directors of the Company approved the 2007 Stock Compensation Plan (the “2007 Plan”), which provided for the granting of awards, consisting of stock options, stock appreciation rights, performance shares, and restricted shares of common stock, to employees and independent contractors, for up to 2,500,000 shares of the Company’s common stock, under terms and conditions as determined by the Company’s Board of Directors. The 2007 Plan terminated on June 19, 2017. As of December 31, 2019, unexpired stock options for 1,250,000 shares were issued and outstanding under the 2007 Plan.

The fair value of each stock option awarded is calculated on the grant date using the Black-Scholes option-pricing model. The risk-free interest rate is based on the U.S. treasury yield curve in effect as of the grant date. The expected dividend yield assumption is based on the Company’s expectation of dividend payouts and is assumed to be zero. The expected volatility is based on the historical volatility of the Company’s common stock. The expected life of the stock option is considered its full contractual term. The fair market value of the common stock is determined by reference to the quoted market price of the common stock on the grant date.

For stock options requiring an assessment of value during the year ended December 31, 2019, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	1.47% to 1.85%
Expected dividend yield	0%
Expected volatility	133.01% to 171.87%
Expected life	5 years

For stock options requiring an assessment of value during the year ended December 31, 2018, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.44% to 3.01%
Expected dividend yield	0%
Expected volatility	170.32%
Expected life	0.5 to 5.5 years

Effective August 4, 2018, in conjunction with their appointments as directors of the Company, the Company granted stock options to each of Dr. Winson Sze Chun Ho and Dr. Yun Yen to purchase an aggregate of 200,000 shares of the Company’s common stock, exercisable for a period of five years from the vesting date at $0.28 per share, which was the approximate fair market value of the Company’s common stock on such date, with one-half of such stock options (100,000 shares for each director) vesting on August 4, 2018 and the remaining one-half of such stock options (100,000 shares for each director) vesting on August 4, 2019. The aggregate fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $104,920 ($0.2623 per share), of which $52,460 was attributable to the stock options fully-vested on August 4, 2018 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options was charged to operations ratably from August 4, 2018 through August 4, 2019. During the years ended December 31, 2019 and 2018, the Company recorded charges to operations of $31,046 and $73,874, respectively, with respect to these stock options.

Effective May 22, 2019, in recognition with their service as directors of the Company over the past year, the Company granted to each of Dr. Winson Sze Chun Ho, Dr. Yun Yen, Dr. Stephen Forman, and Dr. Philip Palmedo, fully-vested stock options to purchase an aggregate of 200,000 shares (50,000 shares for each director) of the Company’s common stock, exercisable for a period of five years from the vesting date at $1.10 per share, which was the approximate fair market value of the Company’s common stock on such date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $189,060 ($0.9453 per share), which was charged to operations on the grant date.

Effective May 22, 2019, in recognition of his continuing service as consultant to the Company, the Company granted to Eric Forman fully-vested stock options to purchase 100,000 shares of the Company’s common stock, exercisable for a period of five years from the vesting date at $1.10 per share, which was the approximate fair market value of the Company’s common stock on such date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $94,525 ($0.9453 per share), which was charged to operations on the grant date.

Effective July 23, 2019, the Company granted Francis Johnson, a consultant to the Company, fully vested stock options to purchase 500,000 shares of the Company’s common stock in recognition of Mr. Johnson’s continuing contributions to the development of the Company’s proprietary compounds. The stock options are exercisable for a period of five years from the date of grant at $1.00 per share, which was the fair market value of the Company’s common stock on the grant date. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $434,024 ($0.8680 per share), which was attributable to the stock options fully vested on July 23, 2019 and was therefore charged to operations on that date.

A summary of stock-based compensation costs for the years ended December 31, 2019 and 2018 is as follows:

	Years Ended December 31,
	2019	2018

Related parties	$314,631	$785,612
Non-related parties	434,024	—
Total stock-based compensation costs	$748,655	$785,612

A summary of stock option activity, including options issued in the form of warrants, during the years ended December 31, 2019 and 2018 is presented below.

		Weighted	Weighted Average Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)

Stock options outstanding at December 31, 2017	7,470,000	$0.545
Granted	400,000	0.280
Exercised	(20,000)	0.150
Expired	(100,000)	0.130
Stock options outstanding at December 31, 2018	7,750,000	0.583
Granted	800,000	1.038
Exercised	—	—
Expired	(700,000)	0.321
Stock options outstanding at December 31, 2019	7,850,000	$0.608	3.14

Stock options exercisable at December 31, 2018	7,550,000	$0.545
Stock options exercisable at December 31, 2019	7,850,000	$0.608	3.14

There was no deferred compensation expense for the outstanding value of unvested stock options at December 31, 2019.

The exercise prices of common stock options outstanding and exercisable, including options issued in the form of warrants, at December 31, 2019 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$0.120	450,000	450,000
$0.150	300,000	300,000
$0.160	200,000	200,000
$0.200	500,000	500,000
$0.280	400,000	400,000
$0.500	4,200,000	4,200,000
$1.000	1,000,000	1,000,000
$1.100	300,000	300,000
$2.000	500,000	500,000
	7,850,000	7,850,000

The intrinsic value of exercisable but unexercised in-the-money stock options at December 31, 2019 was approximately $1,664,950, based on a fair market value of $0.68 per share on December 31, 2019.

All outstanding options to acquire shares of the Company’s common stock were vested at December 31, 2019.

The Company expects to satisfy such stock obligations through the issuance of authorized but unissued shares of common stock.